Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000094853 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094853 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000094853 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000094853 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094853 | B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094853 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000094853 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000094853 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000094853 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094853 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000094853 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000094853 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094853 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094853 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094853 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094853 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094853 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094853 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094853 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000094853 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094853 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000094854 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094854 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000094854 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000094854 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094854 | B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094854 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000094854 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000094854 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000094854 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094854 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000094854 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000094854 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094854 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094854 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094854 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094854 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094854 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094854 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000094854 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094854 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000190722 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190722 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000190722 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000190722 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190722 | B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190722 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000190722 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000190722 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190722 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190722 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000190722 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000190722 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190722 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190722 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190722 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190722 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190722 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190722 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190722 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190722 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000190722 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000094855 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094855 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000094855 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000094855 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094855 | B
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094855 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000094855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000094855 | A
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000094855 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094855 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000094855 | Wireless
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000094855 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094855 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094855 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094855 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094855 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094855 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094855 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000094855 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094855 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000021802 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021802 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021802 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021802 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000021802 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021802 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021802 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021802 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021802 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021802 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021802 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021802 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021804 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021804 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021804 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021804 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000021804 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021804 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021804 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021804 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021804 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021804 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021804 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021804 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000190720 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190720 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190720 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190720 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000190720 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190720 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190720 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190720 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190720 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190720 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190720 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000190720 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021805 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021805 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021805 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021805 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000021805 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021805 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021805 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021805 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021805 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021805 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021805 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021805 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069913 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069913 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069913 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069913 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069913 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069913 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069913 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069913 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069913 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000069913 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000069913 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069913 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069913 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069913 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069913 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069913 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069913 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069913 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069913 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069913 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069913 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069913 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000069913 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069914 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069914 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069914 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069914 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069914 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069914 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069914 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069914 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069914 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000069914 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000069914 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069914 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069914 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069914 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069914 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069914 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069914 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069914 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069914 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069914 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069914 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069914 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000069914 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000128764 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128764 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128764 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128764 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128764 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128764 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128764 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128764 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128764 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000128764 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128764 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128764 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128764 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128764 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128764 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128764 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128764 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128764 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128764 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128764 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128764 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128764 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000128764 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069915 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069915 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069915 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069915 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069915 | WEC Energy Group, Inc.FR_92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069915 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069915 | CMS Energy Corp.FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069915 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069915 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000069915 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000069915 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069915 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069915 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069915 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069915 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069915 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069915 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069915 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069915 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069915 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069915 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069915 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000069915 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	9.20%